Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(4) Income	Taxes

The Company is subject to income tax in Australia and is required to pay taxes on its Australian profits. As provided under the Australian income tax laws, the Company and its wholly owned resident subsidiary have formed a tax-consolidated group. Universal Biosensors, Inc. is required to lodge U.S. federal income tax returns. It currently is in a tax loss situation.

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2011		2010		2009
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(14,692,117)		(6,610,525)		1,430,463
Computed by applying income tax rate of home jurisdiction	(4,407,635)	30	(1,983,157)	30	429,139	30
Research & development incentive	(635,470)	4	(421,341)	6	(3,524,333)	(246)
Disallowed expenses/(income):
Share based payment	676,753	(4)	503,100	(7)	323,631	22
Other	8,849	—	4,730	—	(226,924)	(16)
Change in valuation allowance	4,357,503	(30)	1,896,668	(29)	2,998,487	210

Income tax expense/(benefit)	—	—	—	—	—	—

Significant components of the Company’s deferred tax assets are shown below:

	As of December 31,
	2011 A$	2010 A$
Deferred tax assets:
Operating loss carry forwards	16,794,322	12,923,654
Unamortized capital raising cost	1,000	104,850
Depreciation and amortization	(378,385)	(663,990)
Asset retirement obligations	650,007	599,418
Employee entitlements	301,860	227,090
Other	987,644	807,923

Total deferred tax assets	18,356,448	13,998,945
Valuation allowance for deferred tax assets	(18,356,448)	(13,998,945)

Net deferred tax asset	—	—

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2011 the Company has A$55,981,074 (A$43,078,848 at December 31, 2010) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances.